Provision for Reclamation Liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Provision for Reclamation Liabilities [Line Items]
Estimated discounted cash flows of future reclamation costs	$ 5.4	$ 7.3
Undiscounted future cash outflows	$ 5.6	$ 7.7
Nominal discount rate	2.60%	2.90%
Reclamation disbursements	$ 2.0	$ 0.8
Rehabilitation expenses		0.5
Uncollateralized surety bond	10.0	10.0
Reclamation Liabilities [Member]
Provision for Reclamation Liabilities [Line Items]
Deposit with financial institution pledged as security	$ 22.1	$ 22.3